Revenue from Contracts with Customers: Commercial services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers:
Commercial services	$ 6,979,441	$ 6,452,611	$ 5,932,414
Duty free shops
Revenue from Contracts with Customers:
Commercial services	2,807,365	2,621,852	2,495,826
Food and beverage
Revenue from Contracts with Customers:
Commercial services	1,457,698	1,419,917	1,243,576
Advertising revenues
Revenue from Contracts with Customers:
Commercial services	236,629	206,942	151,741
Car rental companies
Revenue from Contracts with Customers:
Commercial services	1,404,473	1,230,544	1,110,926
Banking and currency exchange services
Revenue from Contracts with Customers:
Commercial services	98,475	103,285	102,783
Teleservices
Revenue from Contracts with Customers:
Commercial services	16,073	16,099	15,538
Ground transportations
Revenue from Contracts with Customers:
Commercial services	166,549	144,674	131,653
Other services
Revenue from Contracts with Customers:
Commercial services	$ 792,179	$ 709,298	$ 680,371